Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended						12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Period of recognition of income and tax on debt extinguishment								5 years
Pre-tax GAAP income								$ 110,868	$ 43,621	$ 45,875
Current tax provision (benefit)
Federal								17,201	768	298
State								3,557	1,589	118
Total								20,758	2,357	416
Deferred tax (benefit) provision
Federal								(2,928)	1,449	(2,957)
State								(929)	2,380	(1,239)
Valuation allowance								(3,542)	(5,361)	3,780
Total								(7,399)	(1,532)	$ (416)
Total income tax expense		$ (2,885)	$ 6,708	$ 3,435	$ 6,101	$ 525	$ 300	$ 13,359	$ 825
Reconciliation of effective income tax rate as a percentage of pretax income or loss to U.S. federal statutory rate
U.S. federal statutory rate (as a percent)	21.00%							35.00%	35.00%	35.00%
REIT non-taxable income (as a percent)								(21.20%)	(28.20%)	(38.70%)
State and local income taxes, net of federal tax benefit (as a percent)								1.60%	6.90%	(2.70%)
Change in valuation allowance (as a percent)								(1.30%)	(12.30%)	6.40%
Tax rate change								(4.80%)
Other (as a percent)								2.70%	0.50%
Effective income tax rate (as a percent)								12.00%	1.90%
Deferred income tax benefit as result of Tax Reform	$ (5,300)
REIT subsidiaries
Income Taxes
Pre-tax GAAP income								$ 66,988	$ 35,151	$ 44,449
REIT subsidiaries | New York State Division of Taxation and Finance
Income Taxes
State taxes for the entity's taxable REIT								1,000	500
TRS Consolidated Group
Income Taxes
Pre-tax GAAP income								43,880	8,470	$ 1,426
Deferred tax assets:
Expenses not currently deductible		9,750				2,428		9,750	2,428
Loan loss reserve		10,036				27,486		10,036	27,486
Net operating and capital loss carryforwards		137				219		137	219
Valuation allowance		(3,418)				(6,960)		(3,418)	(6,960)
Deferred tax assets, net		16,505				23,173		16,505	23,173
Deferred tax liabilities:
Interest in equity affiliates - net		2,841				7,179		2,841	7,179
Intangibles		15,673				24,860		15,673	24,860
Mortgage servicing rights		7,493				3,550		7,493	3,550
Other		1,252				858		1,252	858
Deferred tax liabilities, net		$ 27,259				$ 36,447		$ 27,259	$ 36,447